Common Stock and Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Summary of Warrants Outstanding

The following table summarizes information about shares issuable under warrants outstanding during the year ended December 31, 2019:

	Warrant shares outstanding	Weighted average exercise price	Weighted average remaining life	Intrinsic value
Outstanding at January 1, 2019	5,477,975	$1.01
Issued	-	-
Exercised	(4,000,000)	$1.12
Expired or cancelled	(1,477,975)	$0.72
Outstanding and exercisable at December 31, 2019	-	$-	-	$-